Loss Per Share Attributable to Common Stockholders	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Loss Per Share Attributable to Common Stockholders

16. NET LOSS PER SHARE

The Business Combination was accounted for as a reverse recapitalization in accordance with US GAAP. Accordingly, weighted average shares outstanding for purposes of the net loss per share calculation have been retrospectively adjusted to reflect the exchange ratio established in the Business Combination.

The following table sets forth the calculation of basic and diluted net loss per share during the period presented (in thousands, except share and per share data):

	Three Months Ended March 31,
	2020	2019
Net loss	$(8,823)	$(1,379)

Weighted-average shares used to compute net loss per common share, basic and diluted	19,979,589	10,687,106

Net loss per common share, basic and diluted	$(0.44)	$(0.13)

The Company generated a net loss for each of the three months ended March 31, 2020 and 2019. Accordingly, the effect of dilutive securities is not considered in the loss per share for such periods because their effect would be anti-dilutive on the net loss per share.

For the three months ended March 31, 2020, the weighted-average number of outstanding shares of common stock equivalents, which were excluded from the calculation of the diluted net loss per share as their effect would be anti-dilutive, was 14,346,056 (zero for the three months ended March 31, 2019).

Warrants

Warrants will only be exercisable for whole shares at $11.50 per share. Under the terms of the Warrant agreement dated December 12, 2017, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the Business Combination, for the registration of the shares of common stock issuable upon exercise of the Warrants there were included in the Units. That registration statement was filed by the Company on May 4, 2020 and declared effective by the SEC on May 8, 2020. No fractional shares will be issued upon exercise of the Warrants. If, upon exercise of the Warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number for the number of shares of common stock to be issued to the Warrant holder. Each Warrant became exercisable 30 days after the completion of the Business Combination and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation. If the Company is unable to deliver registered shares of common stock to the holder upon exercise of the Warrants during the exercise period, there will be no net cash settlement of these Warrants and the Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the Warrant agreement. Once the Warrants become exercisable, the Company may redeem the outstanding Warrants in whole and not in part at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s shares of common stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the Warrant holders.

As of March 31, 2020, there were 11,154,938 warrants outstanding.

24. LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS

The Business Combination was accounted for as a reverse recapitalization in accordance with US GAAP (see Note 5—Business Combination). Accordingly, weighted-average shares outstanding for purposes of the net loss per share calculation have been retrospectively adjusted to reflect the exchange ratio established in the Business Combination.

The following table sets forth the calculation of basic and diluted loss per share attributable to common stockholders during the period presented (in thousands, except share and per share data):

	Year Ended December 31,
	2019	2018
Net loss attributable to common stockholders	$(5,512)	$(7,100)

Weighted-Average shares used to compute net loss per share attributable to common stockholders, basic and diluted	11,603,381	9,828,411

Net loss per share attributable to common stockholders, basic and diluted	$(0.48)	$(0.72)

The Company generated a net loss attributable to the Company’s common stockholders for each of the years ended December 31, 2019 and 2018. Accordingly, the effect of dilutive securities is not considered in the loss per share for such periods because their effect would be anti-dilutive on the net loss per share.

For the year ended December 31, 2019, the weighted-average number of outstanding shares of common stock equivalents, which were excluded from the calculation of the diluted net loss per share attributable to common stockholders as their effect would be anti-dilutive, was 1,244,043 (580,580 for the year ended December 31, 2018).